      As filed with the Securities and Exchange Commission on July 27, 2007

   Investment Company Act File No. 811-7840; Securities Act File No. 33-65632

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       POST-EFFECTIVE AMENDMENT No. 39 [X]

                                     and/or
         REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 41 [X]

                              SCHRODER SERIES TRUST
             875 Third Avenue, 22nd Floor, New York, New York 10022
                                 (212) 641-3800

                             Carin F. Muhlbaum, Esq.
                Schroder Investment Management North America Inc.
                          875 Third Avenue, 22nd Floor,
                            New York, New York 10022

                                   Copies to:

                            Timothy W. Diggins, Esq.
                                Ropes & Gray LLP
                             One International Place
                        Boston, Massachusetts 02110-2624

 It is proposed that this filing will become effective (check appropriate box):

     [_]  Immediately upon filing pursuant to paragraph (b)

     [_]  60 days after filing pursuant to paragraph (a)(1)

     [_]  75 days after filing pursuant to paragraph (a)(2)

     [X]  On August 29, 2007 pursuant to paragraph (b)

     [_]  On (date) pursuant to paragraph (a)(1)

     [_]  On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [X]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 39 is being filed pursuant to Rule 485(b)
under the Securities Act of 1933, as amended (the "Securities Act"), solely to extend the effective date of Post-Effective Amendment No. 38, which was filed pursuant to Rule 485(a) under the Securities Act on May 16, 2007, to August 29,
2007. This Post-Effective Amendment No. 39 is not intended in any way to amend or supersede any information contained in Post-Effective Amendment No. 38.

This filing relates only to Schroder All Asset Fund, a new series of the
Registrant; it is not intended to amend or supersede any prior filing relating to any other series of the Registrant.

                              SCHRODER SERIES TRUST

PART A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Schroder Series Trust (the
"Registrant") under the Securities Act of 1933, as amended, and Post-Effective
Amendment No. 40 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and
Exchange Commission (the "SEC") on May 16, 2007 ("Amendment No. 38/40").

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 38/40 to the
Registrant's Registration Statement on Form N-1A filed with the SEC on May 16,
2007.

PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Agreement and Declaration of Trust (see Note 1).

(b) Third Amended Bylaws of the Registrant (see Note 12).

(c)

     (i) Portions of Agreement and Declaration of Trust Relating to
Shareholders' Rights (see Note 1).

     (ii) Portions of Bylaws Relating to Shareholders' Rights (see Note 1).

(d)

     (i) Form of Management Contract between the Trust, on behalf of Schroder
Enhanced Income Fund, and Schroder Investment Management North America Inc. (see
Note 10).

     (ii) Management Contract between the Trust, on behalf of Schroder Municipal
Bond Fund, Schroder Short-Term Municipal Bond Fund, Schroder Total Return Fixed
Income Fund (formerly, Schroder U.S. Core Fixed Income Fund and Schroder Fixed
Income Fund), and Schroder Investment Management North America Inc. dated as of
December 9, 2003 (see Note 12).

     (iii) Management Contract between the Trust, on behalf of Schroder Global
Equity Yield Fund, Schroder Global Opportunities Fund, Schroder Emerging Market
Equity Fund, Schroder Strategic Bond Fund, and Schroder U.S. Small and Mid Cap
Opportunities Fund, and Schroder Investment Management North America Inc. (see
Note 16).

     (iv) Investment Subadvisory Agreement between the Trust, on behalf of
Schroder Global Equity Yield Fund, Schroder Global Opportunities Fund, Schroder
Emerging Market Equity Fund, and Schroder Strategic Bond Fund, Schroder
Investment Management North America Inc., and Schroder Investment Management
North America Ltd. (see Note 17).

     (v) Management Contract between the Trust, on behalf of Schroder
International Diversified Value Fund, and Schroder Investment Management North
America Inc. (see Note 20).

     (vi) Form of Management Contract between the Trust, on behalf of Schroder
All Asset Fund, and Schroder Investment Management North America Inc. to be
filed by amendment.

     (vii) Investment Subadvisory Agreement between the Trust, on behalf of
Schroder International Diversified Value Fund, Schroder Investment Management
North America Inc., and Schroder Investment Management North America Ltd. (see
Note 20).

     (viii) Form of Investment Subadvisory Agreement between the Trust, on behalf of Schroder All Asset Fund, Schroder Investment Management North America
Inc. and Schroder Investment Management North America Ltd. to be filed by amendment.

(e) Distribution Agreement dated September 15, 1999 (see Note 3).

(f) Not applicable.

(g)

     (i) Global Custody Agreement between the Trust and The Chase Manhattan Bank dated as of November 5, 2001 ("Global Custody Agreement") (see Note 5).

     (ii) Amendment to Custody Agreement between the Trust and JPMorgan Chase
Bank, NA (formerly, The Chase Manhattan Bank) dated October 26, 2005 (see Note
15).

     (iii) Form of Third Amended and Restated Exhibit B to Global Custody
Agreement between the Trust and JPMorgan Chase Bank, NA (see Note 15).

     (iv) Fifth Amended and Restated Exhibit B to Global Custody Agreement
between the Trust and JPMorgan Chase Bank, NA relating to Schroder International
Diversified Value Fund (see Note 20).

     (v) Form of Sixth Amended and Restated Exhibit B to Global Custody
Agreement between the Trust and JP Morgan Chase Bank, NA relating to Schroder
All Asset Fund to be filed by amendment.

(h)

     (i) Transfer Agent and Service Agreement (see Note 1).

     (ii) Form of Delegation Amendment to Transfer Agent and Service Agreement
dated as of July 24, 2002 (see Note 6).

     (iii) Amendment to Transfer Agent and Service Agreement relating to
Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund, dated
December 31, 2003 (see Note 12).

     (iv) Form of Letter to State Street Bank and Trust, as Transfer Agent,
relating to Schroder Enhanced Income Fund (see Note 10).

     (v) Form of Letter to State Street Bank and Trust, as Transfer Agent,
relating to Schroder Total Return Fixed Income Fund (formerly, Schroder U.S.
Core Fixed Income Fund and Schroder Fixed Income Fund) (see Note 11).

     (vi) Amendment to Transfer Agent and Service Agreement between State Street
Bank and Trust Company and the Trust dated September 1, 2006 (see Note 21).

     (vii) Form of Letter to State Street Bank and Trust, as Transfer Agent,
relating to Schroder Global Equity Yield Fund, Schroder Global Opportunities
Fund, Schroder Emerging Market Equity Fund, Schroder Strategic Bond Fund, and
Schroder U.S. Small and Mid Cap Opportunities Fund (see Note 15).

     (viii) Letter to State Street Bank and Trust, as Transfer Agent, relating to Schroder International Diversified Value Fund (see Note 20).

     (ix) Form of Letter to State Street Bank and Trust, as Transfer Agent,
relating to Schroder All Asset Fund to be filed by amendment.

     (x) Administration and Accounting Agreement among the Trust, Schroder Fund
Advisors Inc. and SEI Investments Global Fund Services dated as of October 8,
2001 ("SEI Administration Agreement") (see Note 5).

     (xi) Form of Amendment No. 1 to the SEI Administration Agreement (see Note
8).

     (xii) Form of Amendment No. 2 to the SEI Administration Agreement relating to Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund (see
Note 12).

     (xiii) Form of Amendment No. 4 to the SEI Administration Agreement relating to Schroder Global Equity Yield Fund, Schroder Global Opportunities Fund,
Schroder Emerging Market Equity Fund, and Schroder Strategic Bond Fund (see Note
16).

     (xiv) Amendment No. 5 to the SEI Administration Agreement relating to
Schroder International Diversified Value Fund (see Note 20).

     (xv) Form of Amendment No. 6 to the SEI Administration Agreement relating to Schroder All Asset Fund to be filed by amendment.

     (xvi) Expense Limitation Agreement between Schroder Investment Management
North America Inc. and the Trust relating to Schroder Emerging Market Equity
Fund and Schroder U.S. Small and Mid Cap Opportunities Fund, effective March 31,
2006 until March 31, 2007 (see Note 17).

     (xvii) Expense Limitation Agreement between Schroder Investment Management
North America Inc. and the Trust relating to the Schroder Total Return Fixed
Income Fund (formerly, Schroder U.S. Core Fixed Income Fund), effective July 21,
2006 until July 31, 2007 (see Note 18).

     (xviii) Expense Limitation Agreement between Schroder Investment Management
North America Inc. and the Trust relating to the Schroder Total Return Fixed
Income Fund (formerly, Schroder U.S. Core Fixed Income Fund), effective August
1, 2007 until August 30, 2007 (see Note 19).

     (xix) Expense Limitation Agreement between Schroder Investment Management
North America Inc. and the Trust relating to the Schroder International
Diversified Value Fund, effective August 29, 2006 until August 30, 2007 (see
Note 20).

     (xx) Expense Limitation Agreement between Schroder Investment Management
North America Inc. and the Trust relating to Schroder Strategic Bond Fund, effective July 5, 2006 until June 30, 2007 (see Note 21).

     (xxi) Expense Limitation Agreement between Schroder Investment Management
North America Inc. and the Trust relating to the Schroder Enhanced Income Fund,
Schroder Municipal Bond Fund, and Schroder Short-Term Municipal Bond Fund (see
Note 21).

     (xxii) Expense Limitation Agreement between Schroder Investment Management
North America, Inc. and the Trust relating to Schroder Emerging Market Equity
Fund and Schroder U.S. Small and Mid Cap Opportunities Fund, effective April 1,
2007 to February 28, 2008 (see Note 21).

     (xxii) Expense Limitation Agreement between Schroder Investment Management
North America Inc. and the Trust relating to Schroder Strategic Bond Fund, effective July 1, 2007 to February 28, 2008 (see Note 21).

     (xxiv) Expense Limitation Agreement between Schroder Investment Management
North America Inc. and the Trust relating to Schroder International Diversified
Value Fund and Schroder Total Return Fixed Income Fund (formerly, Schroder U.S.
Core Fixed Income Fund), effective August 31, 2007 to February 28, 2008 (see
Note 21).

     (xxv) Form of Expense Limitation Agreement between Schroder Investment
Management North America Inc. and the Trust relating to Schroder All Asset Fund to be filed by amendment.

(i)

     (i) Opinion of Ropes & Gray (see Note 3).

     (ii) Opinion of Ropes & Gray LLP relating to Schroder Municipal Bond Fund,
Schroder Short-Term Municipal Bond Fund and Schroder Total Return Fixed Income
Fund (formerly, U.S. Core Fixed Income Fund and Schroder Fixed Income Fund) (see
Note 8).

     (iii) Opinion of Ropes & Gray LLP relating to Schroder Enhanced Income Fund
(see Note 10).

     (iv) Opinion of Ropes & Gray LLP relating to Schroder Global Equity Yield
Fund, Schroder Global Opportunities Fund, Schroder Emerging Market Equity Fund,
Schroder Strategic Bond Fund, and Schroder U.S. Small and Mid Cap Opportunities
Fund (see Note 15).

     (v) Opinion of Ropes & Gray LLP relating to Schroder International
Diversified Value Fund (see Note 20).

     (vi) Form of opinion of Ropes & Gray LLP relating to Schroder All Asset
Fund to be filed by amendment.

(j) Not applicable.

(k) Not applicable.

(l) Initial Capital Agreement (see Note 1).

(m)

     (i) Distribution Plan and Agreement for Advisor Shares (see Note 8).

     (ii) Distribution Plan and Agreement for Advisor Shares of Schroder
Enhanced Income Fund (see Note 10).

     (iii) Distribution Plan and Agreement for Advisor Shares of Schroder
Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund, and Schroder Total
Return Fixed Income Fund (formerly, Schroder U.S. Core Fixed Income Fund and
Schroder Fixed Income Fund) (see Note 16).

     (iv) Form of Distribution Plan and Agreement for Advisor Shares of Schroder
Global Equity Yield Fund, Schroder Global Opportunities Fund, Schroder Emerging
Market Equity Fund, Schroder Strategic Bond Fund, and Schroder U.S. Small and
Mid Cap Opportunities Fund (see Note 16).

     (v) Form of Distribution Plan and Agreement for Advisor Shares of Schroder
International Diversified Value Fund (see Note 20).

     (vi) Form of Distribution Plan and Agreement for A Shares and R Shares of
Schroder All Asset Fund to be filed by amendment.

(n)

     (i) Third Amended and Restated Multiclass (Rule 18f-3) Plan (see Note 20).

     (ii) Form of Fourth Amended and Restated Multiclass (Rule 18f-3) Plan to be
filed by amendment.

(o) Reserved.

(p)

     (i) Code of Ethics for Schroders and Schroder Fund Advisors Inc. (see Note
13).

     (ii) Amended Code of Ethics of the Trust (see Note 21).

     (iii) Code of Ethics of SIMNA Ltd. (see Note 15).

(q) Power of Attorney for Peter E. Guernsey, Mark A. Hemenetz, Peter S. Knight,
Alan M. Mandel, Catherine A. Mazza, William L. Means, and James D. Vaughn (see
Note 21).

Notes:

1. Exhibit incorporated by reference to Post-Effective Amendment No. 11 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 25,
1999, accession number 0000950135-97-000990.

2. Exhibit incorporated by reference to Post-Effective Amendment No. 5 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on April 14, 1997, accession number 0000950135-97-012780.

3. Exhibit incorporated by reference to Post-Effective Amendment No. 12 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 29,
2000, accession number 0000912057-009075.

4. Exhibit incorporated by reference to Post-Effective Amendment No. 14 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 28,
2001, accession number 0000912057-01-006924.

5. Exhibit incorporated by reference to Post-Effective Amendment No. 15 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on January 29, 2002, accession number 0000950136-02-000240.

6. Exhibit incorporated by reference to Post-Effective Amendment No. 16 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 28,
2003, accession number 0000950136-03-000458.

7. Exhibit incorporated by reference to Post-Effective Amendment No. 17 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on October 17, 2003, accession number 0000950136-03-002563.

8. Exhibit incorporated by reference to Post-Effective Amendment No. 18 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on December 31,
2003, accession number 0000950136-03-003240.

9. Exhibit incorporated by reference to Post-Effective Amendment No. 19 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 27,
2004, accession number 0000950136-04-000603.

10. Exhibit incorporated by reference to Post-Effective Amendment No. 20 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on October 13, 2004, accession number 0000950136-04-003374.

11. Exhibit incorporated by reference to Post-Effective Amendment No. 22 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on October 29, 2004, accession number 0000950136-04-003635.

12. Exhibit incorporated by reference to Post-Effective Amendment No. 23 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on December 22,
2004, accession number 0000950136-04-004510.

13. Exhibit incorporated by reference to Post-Effective Amendment No. 24 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 25,
2005, accession number 0000950136-05-001049.

14. Exhibit incorporated by reference to Post-Effective Amendment No. 25 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on April 20, 2005, accession number 0000950136-05-002183.

15. Exhibit incorporated by reference to Post-Effective Amendment No. 26 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on January 11, 2006, accession number 0000950136-06-000150.

16. Exhibit incorporated by reference to Post-Effective Amendment No. 27 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 28,
2006, accession number 0000950136-06-001487.

17. Exhibit incorporated by reference to Post-Effective Amendment No. 28 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on March 30, 2006, accession number 0000950136-06-002515.

18. Exhibit incorporated by reference to Post-Effective Amendment No. 31 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on July 21, 2006, accession number 0000950136-06-005905.

19. Exhibit incorporated by reference to Post-Effective Amendment No. 33 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on August 29, 2006, accession number 0000950136-06-007132.

20. Exhibit incorporated by reference to Post-Effective Amendment No. 34 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on August 29, 2006, accession number 0000950136-06-007357.

21. Exhibit incorporated by reference to Post-Effective Amendment No. 37 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on February 28,
2007, accession number 0000950136-07-001245

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS

None.

ITEM 25. INDEMNIFICATION

Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

SECTION 1. The Trust shall indemnify each of its Trustees and officers
(including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered
Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b)
to be liable to the Trust or it's Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such
Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this
Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested

Trustees acting on the matter (provided that a majority of the disinterested
Trustees' then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification under this
Article.

SECTION 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered
Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter)
upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the
Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts as opposed to a full trial type inquiry), to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this
Section shall not prevent the recovery, from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such
Covered Person's action was in the best interests of the Trust or to have been liable to the Trust of its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's Office.

SECTION 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                                   ----------

Article 12 of the Registrant's Amended Bylaws provides as follows:

12.1 EFFECT OF AUDIT COMMITTEE FINANCIAL EXPERT DESIGNATION. The conduct of a
Trustee shall be evaluated solely by reference to a hypothetical reasonable person, without regard to any special expertise, knowledge or other qualifications of the Trustee. In particular, and without limiting the generality of the foregoing, neither the determination that a Trustee is an
"audit committee financial expert" nor the knowledge, experience or other qualifications underlying such a determination shall result in that Trustee being held to a standard of care that is higher than the standard that would be applicable in the absence

of such a determination or such knowledge, experience or qualification, nor shall such a determination or such knowledge, experience or other qualification impose any duties, obligations or liabilities that are greater than would obtain in the absence of such a determination or such knowledge, experience or qualification. Any determination of whether a Trustee has complied with any applicable standard of care, including without limitation any standard of care set out in any constituent document of the Trust, and any determination of whether a Trustee shall be entitled to indemnification pursuant to any provision of the Declaration of Trust or these Bylaws, shall be made in light of and based upon the provisions of this paragraph, and any person serving as Trustee, whether at the date of adoption of this paragraph as a Bylaw or thereafter, shall be presumed conclusively to have done so in reliance on this paragraph. No amendment or removal of this paragraph shall be effective in respect of any period prior to such amendment or removal.

12.2. MANDATORY INDEMNIFICATION OF TRUSTEES. The Trust shall to the fullest extent legally permissible indemnify each person who is or was a Trustee against all liabilities, costs and expenses reasonably incurred by such person in connection with or resulting from any action, suit or proceeding, whether civil, criminal, administrative or investigative, brought by any governmental or self-regulatory authority, including without limitation any formal or informal investigation into possible violations of law or regulation initiated by any governmental body or self-regulatory authority, in which such person may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while in office or thereafter, by reason of he or she having been a Trustee, or by reason of any action taken or not taken in such capacity, except to the extent prohibited by the Declaration of Trust. Any person serving as Trustee, whether at the date of adoption of this paragraph as a Bylaw or thereafter, shall be presumed conclusively to have done so in reliance on this paragraph. No amendment or removal of this paragraph shall be effective in respect of any period prior to such amendment or removal or any proceeding related to any period prior to such amendment or removal.

                                   ----------

Reference is made to the Distribution Agreement, filed herewith, which contains provisions for the indemnification by Schroder Fund Advisors Inc. of the
Registrant and Trustees and officers of the Registrant under certain circumstances. Insofar as indemnification for liability arising under the
Securities Act of 1933 may be permitted to Trustees and officers of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee or officer of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee or officer in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The directors and officers of the Registrant's investment adviser, Schroder
Investment Management North America Inc. ("Schroders"), have been engaged during the past two fiscal years in no business, vocation, or employment of a substantial nature other than as directors, officers, or employees of the investment adviser or certain of its corporate affiliates, except the following, whose principal occupations during that period, other than as directors or officers of the investment adviser or certain of its corporate affiliates, are as follows: Virginie Maisonneuve, Director of Schroders, who was formerly a
Director and Co-Chief Investment Officer at Clay Finlay; Abby Ingber, Senior
Vice President of Schroders, who was formerly Senior Counsel at TIAA-CREF; E.
Ross Servick, Senior Vice President of Schroders, who was formerly Senior Vice
President at Managers Investment Group; William MacCarter Sims, Senior Vice
President of Schroders, who was formerly a Managing Director of Specialty
Distribution at Columbia Management Group; and Alan Brown, Executive Director of
Schroders, who was formerly Executive Vice President of State Street
Corporation.

The address of Schroders and Schroder Fund Advisors Inc. is 875 Third Avenue,
22nd Floor, New York, NY 10022. The addresses of certain corporate affiliates of
Schroders are as follows: Schroder Investment Management North America Limited,
Schroder Ltd., and Schroders plc. are located at 31 Gresham St., London EC2V
7QA, United Kingdom. Each of Schroder Investment Management Limited, Schroder
Investment Management (UK) Limited, Schroder Investment Management (Europe),
Korea Schroder Fund Management Limited and Schroder Personal Investment
Management, is located at 33 Gutter Lane, London EC2V 8AS United Kingdom.
Schroder Investment Management (Singapore) Limited is located at #47-01 OCBC
Centre, Singapore. Schroder Investment Management (Hong Kong) Limited is located at 8 Connaight Place, Hong Kong. Schroder Investment Management (Australasia)
Limited is located at 225 George Place, Sydney, Australia. PT Schroder
Investment Management Indonesia is located at Lippo Plaza Bldg., 25 Jakarta,
12820. Schroders (C.I.) Limited is located at St. Peter Port, Guernsey, Channel
Islands, GY1 3UF. Schroder Properties Limited is located at Senator House, 85
Queen Victoria Street, London EC4V 4EJ, United Kingdom.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Schroder Fund Advisors Inc. currently acts as the principal underwriter for each series of Registrant, each series of Schroder Capital Funds (Delaware) and each series of Schroder Global Series Trust.

(b) The directors and officers of the Registrant's principal underwriter are as follows:

Name and Principal Business Address*   Position and Office with Underwriter    Position and Office with the Trust
Catherine A. Mazza                     Director and President                  Trustee and Chairman
Mark A. Hemenetz                       Director and Chairman                   President and Principal Executive Officer
Alan M. Mandel                         Director                                Treasurer & Principal Financial and
                                                                               Accounting Officer
Carin F. Muhlbaum                      Director and Secretary                  Vice President and Secretary
Stephen DeTore                         Director and Chief Compliance Officer   Chief Compliance Officer
Angel Lanier                           Assistant Secretary                     Assistant Secretary

*    The principal business address of each individual listed above is 875 Third
     Avenue, 22nd Floor, New York, New York 10022.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Persons maintaining physical possession of accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940
and the Rules promulgated thereunder are Registrant's Vice President and
Secretary, Carin F. Muhlbaum; Registrant's investment adviser, Schroder
Investment Management North America Inc.; Registrant's custodian, J.P. Morgan
Chase Bank; and Registrant's transfer agent and registrar, Boston Financial Data
Services, Inc. The address of the Vice President and Secretary and investment adviser is 875 Third Avenue, 22nd Floor, New York, New York 10022.

The address of the custodian is 270 Park Avenue, New York, New York 10017. The address of the transfer agent and registrar is Two Heritage Drive, Quincy,
Massachusetts 02171.

ITEM 29. MANAGEMENT SERVICES

None.

ITEM 30. UNDERTAKINGS

(a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes, if requested to do so by the holders of at least
10% of the Registrant's outstanding shares of beneficial interest, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist, in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

NOTICE

A copy of the Agreement and Declaration of Trust of Schroder Series Trust is on
file with the Secretary of State of The Commonwealth of Massachusetts, and
notice is hereby given that this instrument is executed on behalf of the
Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Amendment to the
Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 27th of July, 2007.

SCHRODER SERIES TRUST

By: /s/ Mark A. Hemenetz
    --------------------------------------------
Name: Mark A. Hemenetz
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this
Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on July 27th, 2007.

Principal Executive Officer

By: /s/ Mark A. Hemenetz
    --------------------------------------------
Name: Mark A. Hemenetz
Title: President and Principal Executive Officer

Principal Financial and Accounting Officer

By: /s/ Alan M. Mandel
    --------------------------------------------
Name: Alan M. Mandel
Title: Treasurer & Principal Financial and Accounting Officer

*Peter E. Guernsey, Trustee
*Peter S. Knight, Trustee
*Catherine A. Mazza, Trustee
*William L. Means, Trustee
*James D. Vaughn, Trustee

By: /s/ Alan M. Mandel
    --------------------------------------------
    Alan M. Mandel Attorney-in-Fact*

*    Pursuant to power of attorney previously filed as an exhibit to this
     Registration Statement.

EXHIBIT INDEX

None.